Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the SEC’s disclosure requirements regarding pay versus performance, or PVP, this section presents the SEC-defined “Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge our performance. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed elsewhere in the overview of the executive compensation program, not in replacement.

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2023, 2022 and 2021, and our financial performance for each such fiscal year:

											Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO ($)(1)	Compensation Actually Paid to Current PEO ($)(1)	Summary Compensation Table Total for Travis Mickle, Ph.D. ($)(2)	Compensation Actually Paid to Travis Mickle, Ph.D. ($)(2)	Summary Compensation Table Total for Richard W. Pascoe ($)(3)	Compensation Actually Paid to Richard W. Pascoe ($)(3)	Summary Compensation Table Total for Christal M.M. Mickle ($)(4)	Compensation Actually Paid to Christal M.M. Mickle ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Total Shareholder Return ($)	Net Income ($)
2023	3,445,231	4,975,770	3,593,438	4,385,998	4,122,558	3,308,589	1,669,956	2,211,127	2,039,861	2,724,999	58.48	(46,049,000)
2022	—	—	2,400,356	1,349,703	—	—	—	—	1,199,492	1,106,040	40.98	(41,543,000)
2021	—	—	2,657,059	2,808,110	—	—	—	—	953,616	989,957	77.77	(8,555,000)

(1) Mr. McFarlane became our Chief Executive Officer on October 10, 2023.

(2) Dr. Travis Mickle served as the Company’s Chief Executive Officer in 2021, 2022 and from January 1, 2023 until January 6, 2023.

(3) Mr. Pascoe served as the Company’s Chief Executive Officer from January 6, 2023, until June 1, 2023. As noted below, Mr. Pascoe also served as a non-PEO NEO during 2022 and 2021, and his compensation for those years is reflected in the columns entitled “Average Summary Compensation Table Total for Non-PEO NEOs” and “Average Compensation Actually Paid to Non-PEO NEOs.”

(4) Ms. Christal Mickle served as the Company’s Interim Chief Executive Officer from June 1, 2023, until October 10, 2023.

(5) Amounts represent the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year.

Year	Non-PEO NEOs
2023	R. LaDuane Clifton, MBA, CPA and Joshua Schafer
2022	Richard W. Pascoe and R. LaDuane Clifton, MBA, CPA
2021	Richard W. Pascoe, Sven Guenther, Ph.D. and R. LaDuane Clifton, MBA, CPA

Adjustment To PEO Compensation, Footnote
	2023
Adjustments	Current PEO	Travis C. Mickle, Ph.D.	Richard W. Pascoe	Christal M.M. Mickle	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,941,461)	(2,558,873)	(3,469,457)	(1,047,596)	(1,327,110)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,472,000	3,589,040	—	1,590,000	2,013,274
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	2,814,000	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	13,320	11,795
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(237,607)	(158,512)	(14,553)	(11,821)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—
TOTAL ADJUSTMENTS	1,530,539	792,560	(813,969)	541,171	686,138

Non-PEO NEO Average Total Compensation Amount	$ 2,039,861	$ 1,199,492	$ 953,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,724,999	1,106,040	989,957
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, and (ii) our net income, in each case, for the fiscal years ended December 31, 2023, 2022 and 2021. TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 58.48	40.98	77.77
Net Income (Loss)	(46,049,000)	(41,543,000)	(8,555,000)
NEO Deduction For Amounts Reported under The "Stock Awards" And "Option Awards" Columns In The Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,327,110)
NEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,013,274
NEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Vested During Applicable FY, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Increase / Deduction For Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End, Determined Based On Changes In ASC 718 Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,795
NEO Increase / Deduction For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based on Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,821)
NEO Deduction Of ASC 718 Fair Value Of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined As Of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Increase Based On Dividends Or Other Earnings Paid During Applicable FY Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Increase Based On Incremental Fair Value Of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	686,138
Current CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,445,231	0	0
PEO Actually Paid Compensation Amount	4,975,770	0	0
Current CEO [Member] | PEO Deduction For Amounts Reported under The "Stock Awards" And "Option Awards" Columns In The Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,941,461)
Current CEO [Member] | PEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,472,000
Current CEO [Member] | PEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Vested During Applicable FY, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Current CEO [Member] | PEO Increase / Deduction For Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End, Determined Based On Changes In ASC 718 Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Current CEO [Member] | PEO Increase / Deduction For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based on Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Current CEO [Member] | PEO Deduction Of ASC 718 Fair Value Of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined As Of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Current CEO [Member] | PEO Increase Based On Dividends Or Other Earnings Paid During Applicable FY Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Current CEO [Member] | PEO Increase Based On Incremental Fair Value Of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Current CEO [Member] | PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,530,539
Former CEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,593,438	2,400,356	2,657,059
PEO Actually Paid Compensation Amount	4,385,998	1,349,703	2,808,110
Former CEO 1 [Member] | PEO Deduction For Amounts Reported under The "Stock Awards" And "Option Awards" Columns In The Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,558,873)
Former CEO 1 [Member] | PEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,589,040
Former CEO 1 [Member] | PEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Vested During Applicable FY, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 1 [Member] | PEO Increase / Deduction For Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End, Determined Based On Changes In ASC 718 Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 1 [Member] | PEO Increase / Deduction For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based on Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,607)
Former CEO 1 [Member] | PEO Deduction Of ASC 718 Fair Value Of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined As Of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 1 [Member] | PEO Increase Based On Dividends Or Other Earnings Paid During Applicable FY Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 1 [Member] | PEO Increase Based On Incremental Fair Value Of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 1 [Member] | PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	792,560
Former CEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,122,558	0	0
PEO Actually Paid Compensation Amount	3,308,589	0	0
Former CEO 2 [Member] | PEO Deduction For Amounts Reported under The "Stock Awards" And "Option Awards" Columns In The Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,469,457)
Former CEO 2 [Member] | PEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 2 [Member] | PEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Vested During Applicable FY, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,814,000
Former CEO 2 [Member] | PEO Increase / Deduction For Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End, Determined Based On Changes In ASC 718 Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 2 [Member] | PEO Increase / Deduction For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based on Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,512)
Former CEO 2 [Member] | PEO Deduction Of ASC 718 Fair Value Of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined As Of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 2 [Member] | PEO Increase Based On Dividends Or Other Earnings Paid During Applicable FY Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 2 [Member] | PEO Increase Based On Incremental Fair Value Of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 2 [Member] | PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(813,969)
Former CEO 3 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,669,956	0	0
PEO Actually Paid Compensation Amount	2,211,127	$ 0	$ 0
Former CEO 3 [Member] | PEO Deduction For Amounts Reported under The "Stock Awards" And "Option Awards" Columns In The Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,047,596)
Former CEO 3 [Member] | PEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,590,000
Former CEO 3 [Member] | PEO Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Vested During Applicable FY, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 3 [Member] | PEO Increase / Deduction For Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End, Determined Based On Changes In ASC 718 Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,320
Former CEO 3 [Member] | PEO Increase / Deduction For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based on Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,553)
Former CEO 3 [Member] | PEO Deduction Of ASC 718 Fair Value Of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined As Of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 3 [Member] | PEO Increase Based On Dividends Or Other Earnings Paid During Applicable FY Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 3 [Member] | PEO Increase Based On Incremental Fair Value Of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former CEO 3 [Member] | PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 541,171